Intangible Liability - Charter Agreements - Schedule of Intangible Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Opening balance	$ 22,169	$ 24,288
Amortization in period	(2,119)	(2,119)
Closing balance	$ 20,050	$ 22,169